Deposits (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Deposit Liabilities Table Disclosures
Deposits include demand deposits, which are
non-interest-bearing,
and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2025 and March 31, 2026 are as follows:

	As of March 31,
	2025		2026		2026
	(In millions)
Interest-bearing:
Savings deposits	Rs.	6,304,659.5	Rs.	7,058,000.9	US$	75,221.2
Time deposits		17,689,697.7		20,439,591.3		217,836.4

Total interest-bearing deposits		23,994,357.2		27,497,592.2		293,057.6
Non-interest-bearing deposits		3,116,596.7		3,504,125.5		37,345.5

Total	Rs.	27,110,953.9	Rs.	31,001,717.7	US$	330,403.1

Summary of Time Deposits By Maturity
As of March 31, 2026, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2026
	(In millions)
Due to mature in the fiscal year ending March 31:
2027	Rs.	14,429,568.7	US$	153,784.2
2028		4,504,075.6		48,002.5
2029		754,170.2		8,037.6
2030		432,200.5		4,606.2
2031		115,896.8		1,235.2
Thereafter		203,679.5		2,170.7

Total	Rs.	20,439,591.3	US$	217,836.4